Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Remuneration to Board Members and Presidents in Subsidiaries (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Number and average number of employees [abstract]
Salary and other remuneration	kr 347	kr 462
Of which annual variable remuneration	79	106
Pension costs	kr 32	kr 38